UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [    ]:  Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Somerset Asset Management LLC
Address:  90 South Seventh Street, Suite 4300
          Minneapolis, MN 55402

13F File Number:  28-11104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Murphy, Jr.
Title:		Chief Executive Officer
Phone:		(612) 317-2140

Signature, Place and Date of Signing:


_/s/John M. Murphy, Jr.___ Minneapolis, Minnesota, Date: February 5, 2010 John M. Murphy, Jr.

Report type: (Check only one.):

[ X  ]	13F HOLDINGS REPORT
[    ]	13F NOTICE
[    ]	13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	119
Form 13F Information Table Value Total:	$ 194,681 (in thousands)

List of Other Included Managers: 	None

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
                                                                 FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
3M CO                          CS             88579Y101  17,453   211,122  SH       Sole                 0        0       211,122
ABBOTT LABS                    CS             002824100     698    12,923  SH       Sole                 0        0        12,923
ALLSCRIPTS HEALTHCARE SOLUTI   CS             01988P108     423    20,908  SH       Sole                 0        0        20,908
AMERICAN CAMPUS CMNTYS INC     CS             024835100     473    16,816  SH       Sole                 0        0        16,816
APOLLO GROUP INC               CS             037604105     290     4,790  SH       Sole                 0        0         4,790
APPLE COMPUTER INC             CS             037833100   2,752    13,057  SH       Sole                 0        0        13,057
AT&T INC                       CS             00206R102   7,081   252,630  SH       Sole                 0        0       252,630
BEMIS INC                      CS             081437105   1,893    63,851  SH       Sole                 0        0        63,851
BOSTON SCIENTIFIC CORP         CS             101137107     107    11,925  SH       Sole                 0        0        11,925
BROADCOM CORP                  CS             111320107     259     8,239  SH       Sole                 0        0         8,239
C H ROBINSON WORLDWIDE INC     CS             12541W209  24,002   408,688  SH       Sole                 0        0       408,688
CATERPILLAR INC DEL            CS             149123101     345     6,058  SH       Sole                 0        0         6,058
CERNER CORP                    CS             156782104   2,009    24,367  SH       Sole                 0        0        24,367
CHEVRONTEXACO CORP             CS             166764100   2,269    29,466  SH       Sole                 0        0        29,466
CISCO SYS INC                  CS             17275R102   1,132    47,305  SH       Sole                 0        0        47,305
CITIGROUP INC                  CS             172967101     228    68,994  SH       Sole                 0        0        68,994
COACH INC                      CS             189754104     280     7,658  SH       Sole                 0        0         7,658
CORNING INC                    CS             219350105   2,638   136,606  SH       Sole                 0        0       136,606
COSTCO WHSL CORP NEW           CS             22160K105     237     4,000  SH       Sole                 0        0         4,000
DOMINION RES INC VA NEW        CS             25746U109     435    11,185  SH       Sole                 0        0        11,185
EATON VANCE TAX MNG GBL DV E   CS             27829F108     146    11,804  SH       Sole                 0        0        11,804
EMERSON ELEC CO                CS             291011104     366     8,601  SH       Sole                 0        0         8,601
ENERGY TRANSFER PRTNRS L P     CS             29273R109     441     9,812  SH       Sole                 0        0         9,812
EXELON CORP                    CS             30161N101     387     7,921  SH       Sole                 0        0         7,921
EXXON MOBIL CORP               CS             30231G102   2,434    35,693  SH       Sole                 0        0        35,693
FIRST SOLAR INC                CS             336433107     298     2,202  SH       Sole                 0        0         2,202
FIRST TR S&P REIT INDEX FD COM ETF            33734G108     199    17,000  SH       Sole                 0        0        17,000
FIRST TR VALUE LINE DIVID IN S ETF            33734H106     146    10,947  SH       Sole                 0        0        10,947
FORD MTR CO DEL                CS             345370860   2,695   269,483  SH       Sole                 0        0       269,483
FPL GROUP INC                  CS             302571104   2,572    48,695  SH       Sole                 0        0        48,695
GENERAL ELEC CO                CS             369604103   2,272   150,139  SH       Sole                 0        0       150,139
GENERAL MLS INC                CS             370334104   3,786    53,472  SH       Sole                 0        0        53,472
GOLDMAN SACHS GROUP INC        CS             38141G104   2,647    15,678  SH       Sole                 0        0        15,678
GOOGLE INC                     CS             38259P508   2,541     4,099  SH       Sole                 0        0         4,099
GRACO INC                      CS             384109104     473    16,554  SH       Sole                 0        0        16,554
HEWLETT PACKARD CO             CS             428236103   2,728    52,964  SH       Sole                 0        0        52,964
HMS HLDGS CORP                 CS             40425J101   1,190    24,435  SH       Sole                 0        0        24,435
HOLOGIC INC                    CS             436440101   1,108    76,440  SH       Sole                 0        0        76,440
HONEYWELL INTL INC             CS             438516106     816    20,807  SH       Sole                 0        0        20,807
ING CLARION GLB RE EST INCM    CS             44982G104     132    20,781  SH       Sole                 0        0        20,781
INSIGNIA SYS INC               CS             45765Y105     110    23,000  SH       Sole                 0        0        23,000
INTEL CORP                     CS             458140100     323    15,852  SH       Sole                 0        0        15,852
INTERNATIONAL BUSINESS MACHINE CS             459200101     518     3,954  SH       Sole                 0        0         3,954
ISHARES TR 1-3 YR TRS BD       ETF            464287457   1,989    23,980  SH       Sole                 0        0        23,980
ISHARES TR 7-10 YR TRS BD      ETF            464287440     424     4,785  SH       Sole                 0        0         4,785
ISHARES TR DJ BROKER-DEAL      ETF            464288794     396    14,083  SH       Sole                 0        0        14,083
ISHARES TR DJ US TECH SEC      ETF            464287721     202     3,516  SH       Sole                 0        0         3,516
ISHARES TR FTSE XNHUA IDX      ETF            464287184     587    13,899  SH       Sole                 0        0        13,899
ISHARES TR GLDM SACHS TEC      ETF            464287549     286     5,280  SH       Sole                 0        0         5,280
ISHARES TR GS CORP BD FD       ETF            464287242     572     5,489  SH       Sole                 0        0         5,489
ISHARES TR LEHMAN 1-3 YR       ETF            464288646     301     2,900  SH       Sole                 0        0         2,900
ISHARES TR LEHMAN AGG BND      ETF            464287226     590     5,722  SH       Sole                 0        0         5,722
ISHARES TR LEHMAN INTER C      ETF            464288638     301     2,930  SH       Sole                 0        0         2,930
ISHARES TR MSCI EMERG MKT      ETF            464287234   5,208   125,493  SH       Sole                 0        0       125,493
ISHARES TR S&G GL MATERIA      ETF            464288695     494     7,943  SH       Sole                 0        0         7,943
ISHARES TR SANDP GLB100INDX    ETF            464287572   3,990    66,222  SH       Sole                 0        0        66,222
ISHARES TR SANDP LTN AM 40     ETF            464287390     949    19,849  SH       Sole                 0        0        19,849
ISHARES TR US TIPS BD FD       ETF            464287176   7,769    74,772  SH       Sole                 0        0        74,772
J P MORGAN CHASE AND CO        CS             46625H100   2,583    61,980  SH       Sole                 0        0        61,980
JDS UNIPHASE CORP              CS             46612J507     123    14,960  SH       Sole                 0        0        14,960
JOHNSON AND JOHNSON            CS             478160104     794    12,326  SH       Sole                 0        0        12,326
KAYNE ANDERSON MLP INVSMNT C   CS             486606106     239     9,548  SH       Sole                 0        0         9,548
KOHLS CORP                     CS             500255104     211     3,915  SH       Sole                 0        0         3,915
LIFE TIME FITNESS INC          CS             53217R207     365    14,638  SH       Sole                 0        0        14,638
LILLY ELI AND CO               CS             532457108   1,697    47,513  SH       Sole                 0        0        47,513
MACQUARIE INFRASTR CO LLC      CS             55608B105     142    11,595  SH       Sole                 0        0        11,595
MCDONALDS CORP                 CS             580135101   2,260    36,196  SH       Sole                 0        0        36,196
MEAD JOHNSON NUTRITION CO      CS             582839106     371     8,494  SH       Sole                 0        0         8,494
MEDTRONIC INC                  CS             585055106     292     6,635  SH       Sole                 0        0         6,635
MICROSOFT CORP                 CS             594918104   3,297   108,156  SH       Sole                 0        0       108,156
MONSANTO CO NEW                CS             61166W101   2,891    35,370  SH       Sole                 0        0        35,370
MOSAIC CO                      CS             61945A107   1,007    16,867  SH       Sole                 0        0        16,867
NII HLDGS INC                  CS             62913F201     528    15,714  SH       Sole                 0        0        15,714
NOKIA CORP                     ADR            654902204   1,032    80,348  SH       Sole                 0        0        80,348
NORTHERN TR CORP               CS             665859104     537    10,250  SH       Sole                 0        0        10,250
NUCOR CORP                     CS             670346105     581    12,457  SH       Sole                 0        0        12,457
ODYSSEY HEALTHCARE INC         CS             67611V101   1,263    81,035  SH       Sole                 0        0        81,035
OIL SVC HOLDRS TR DEPOSTRY RCP ETF            678002106     999     8,400  SH       Sole                 0        0         8,400
ORACLE CORP                    CS             68389X105   3,576   145,771  SH       Sole                 0        0       145,771
PEPSICO INC                    CS             713448108   2,410    39,640  SH       Sole                 0        0        39,640
PETROHAWK ENERGY CORP          CS             716495106   2,267    94,508  SH       Sole                 0        0        94,508
POTLATCH CORP NEW              CS             737630103     293     9,192  SH       Sole                 0        0         9,192
POWERSHARES ETF TRUST DYN BIOT ETF            73935X856     605    36,335  SH       Sole                 0        0        36,335
POWERSHARES QQQ TRUST UNIT SER ETF            73935A104   4,229    92,438  SH       Sole                 0        0        92,438
POWERSHS DB MULTI SECT COMM DB ETF            73936B408     332    12,564  SH       Sole                 0        0        12,564
PRAXAIR INC                    CS             74005P104     723     9,002  SH       Sole                 0        0         9,002
PROCTER AND GAMBLE CO          CS             742718109   2,980    49,155  SH       Sole                 0        0        49,155
RESEARCH IN MOTION LTD         CS             760975102     433     6,412  SH       Sole                 0        0         6,412
ROYAL BK SCOTLAND GROUP PLC SP ADR            780097739     161    14,835  SH       Sole                 0        0        14,835
RYDEX ETF TRUST SANDP 500 EQ T ETF            78355W106     861    21,791  SH       Sole                 0        0        21,791
SALESFORCE COM INC             CS             79466L302     481     6,522  SH       Sole                 0        0         6,522
SANMINA SCI CORP               CS             800907206     236    21,402  SH       Sole                 0        0        21,402
SANOFI-SYNTHELABO              ADR            80105N105     482    12,280  SH       Sole                 0        0        12,280
SCHLUMBERGER LTD               CS             806857108   1,160    17,824  SH       Sole                 0        0        17,824
SELECT SECTOR SPDR TR SBI INT- ETF            81369Y506   1,098    19,251  SH       Sole                 0        0        19,251
SELECT SECTOR SPDR TR SBI INT- ETF            81369Y886     329    10,607  SH       Sole                 0        0        10,607
SOCIEDAD QUIMICA MINERA DE C   ADR            833635105     447    11,905  SH       Sole                 0        0        11,905
SOUTHERN COPPER CORP           CS             84265V105     854    25,948  SH       Sole                 0        0        25,948
SPDR GOLD TRUST GOLD SHS       ETF            78463V107   2,316    21,583  SH       Sole                 0        0        21,583
SPDR TR UNIT SER 1             ETF            78462F103   1,444    12,959  SH       Sole                 0        0        12,959
TAIWAN SEMICONDUCTOR MFG LTD   ADR            874039100   2,740   239,539  SH       Sole                 0        0       239,539
TARGET CORP                    CS             87612E106   2,585    53,448  SH       Sole                 0        0        53,448
TCF FINL CORP                  CS             872275102     226    16,580  SH       Sole                 0        0        16,580
TEXAS INSTRS INC               CS             882508104     651    24,989  SH       Sole                 0        0        24,989
THERMOGENESIS CORP             CS             883623209     105   182,069  SH       Sole                 0        0       182,069
TRAVELERS COMPANIES INC        CS             89417E109   1,288    25,827  SH       Sole                 0        0        25,827
UNILEVER PLC                   ADR            904767704     901    28,254  SH       Sole                 0        0        28,254
URS CORP NEW                   CS             903236107   1,875    42,106  SH       Sole                 0        0        42,106
US BANCORP DEL                 CS             902973304   8,576   380,974  SH       Sole                 0        0       380,974
V F CORP                       CS             918204108     200     2,735  SH       Sole                 0        0         2,735
VANGUARD BD INDEX FD INC TOTAL ETF            921937835     450     5,725  SH       Sole                 0        0         5,725
VANGUARD INDEX TR SMLL CP VIPE ETF            922908751     591    10,310  SH       Sole                 0        0        10,310
VENTAS INC                     CS             92276F100     644    14,734  SH       Sole                 0        0        14,734
VERIZON COMMUNICATIONS         CS             92343V104     558    16,837  SH       Sole                 0        0        16,837
VISA INC                       CS             92826C839   3,492    39,924  SH       Sole                 0        0        39,924
WAL MART STORES INC            CS             931142103     263     4,915  SH       Sole                 0        0         4,915
WELLS FARGO AND CO NEW         CS             949746101   2,573    95,349  SH       Sole                 0        0        95,349
WEYERHAEUSER CO                CS             962166104     352     8,150  SH       Sole                 0        0         8,150
XCEL ENERGY INC                CS             98389B100     293    13,799  SH       Sole                 0        0        13,799

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